Equity Investments Designated at Fair Value Through Other Comprehensive Income/ Available-for-Sale Investments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gain on available-for-sale investments recognised in other comprehensive income		¥ 156
Travelsky technology limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received	¥ 8
Sichuan Airlines Corporation Limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received	14
Other non-listed equity investments designated at fair value through other comprehensive income [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received	¥ 1